DISCONTINUED OPERATIONS (Details 1) - Discontinued Operations [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 866,075	$ 47,859
Accounts receivable	2,990,419	726,845
Other current assets	7,041,322	46,915
Prepayments, net	2,644,553	1,459,948
Inventories	130,532
Property, plant and equipment, net	17,044	2,755
Other non-current assets	70,454	64,299
Total assets related to discontinued operations	13,760,399	2,348,621
Accounts payable	813,038	724,022
Other payables and accrued expenses	794,599	100,657
Operating lease liabilities-current	20,621	58,422
Customer deposits	865,717	947,687
Tax payables	2,334,922	228,129
Other non-current liabilities	29,051
Total liabilities related to discontinued operations	$ 4,857,948	$ 2,058,917